Aggregate Amount of Huawei Obligations Outstanding (Detail) - New Zealand - 2degrees - Huawei $ in Thousands	Dec. 31, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
2019	$ 20,268
2020	16,716
2021	9,152
2022	814
Total	$ 46,950